Subsequent events (Details Narrative)				1 Months Ended	4 Months Ended		12 Months Ended
	Mar. 20, 2026 CAD ($)	Apr. 20, 2023 USD ($) $ / shares	Apr. 20, 2023 USD ($) $ / shares	Apr. 30, 2026 USD ($)	May 14, 2026 USD ($) $ / shares shares	May 14, 2026 CAD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2023 USD ($)	Apr. 20, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Interest rate		12.00%	12.00%						5.00%		12.00%
Secured convertible debenture		$ 742	$ 742				$ 90,425	$ 90,425		$ 113,309	$ 1,000
Common stock, shares | shares							981,369	981,369	1,120,055
Exercise price of warrants | (per share)		$ 1.86	$ 2.50				$ 2.21	$ 3.00
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Interest rate	12.00%
Secured convertible debenture	$ 15,000,000.0
Transaction costs allocated to equity	10,000,000.0
Amount Due will be converted into common shares	$ 11,000,000.0
Ownership interest rate						29.00%
Capital commitments					$ 15,000,000.0
Capital commitments description						The earn-in is subject to the Company funding certain work program costs, including approximately $9.5 million for the 2026 work program and approximately $5.5 million for the 2027 work program.
Royalty on future production revenues percentage				7.00%
Revenue from royalties				$ 7,500,000
Common stock, shares | shares					2,000,000
Proceeds from share issuance						$ 300,000
Exercise price of warrants | $ / shares					$ 0.25